Finance cost - net - Summary of finance cost - net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
- Net foreign exchange gains			€ 5,354
- Interest income	€ 406	€ 310	121
Total finance income	406	310	5,475
Finance expenses
- Interest expense on lease liabilities	(7,652)	(7,178)	(6,658)
- Interest expense on borrowings	(21,121)	(12,417)	(12,438)
- Net foreign exchange losses	(731)	(609)
- Other	(723)	(537)	(935)
Total finance expenses	(30,227)	(20,741)	(20,031)
Total finance cost - net	€ (29,821)	€ (20,431)	€ (14,556)